UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07540

Global High Income Fund Inc.

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2012

Item 1. Schedule of Investments

Global High Income Fund Inc.

Industry diversification (unaudited)
As a percentage of net assets as of July 31, 2012

Bonds
Corporate bonds
Commercial banks	4.10%
Diversified financial services	2.72
Electric utilities	1.71
Metals & mining	0.09
Oil, gas & consumable fuels	5.89
Paper & forest products	0.15
Road & rail	0.86
Specialty retail	0.22

Total corporate bonds	15.74%
Non-US government obligations	68.24
Convertible bond	1.22
Structured notes	6.03

Total bonds	91.23%
Common stock	0.00
Short-term investment	6.01
Options purchased	0.25

Total investments	97.49%
Cash and other assets, less liabilities	2.51

Net assets	100.00%

Portfolio of investments — July 31, 2012 (unaudited)

	Face
Security description	amount		Value

Bonds — 91.23%
Corporate bonds — 15.74%
Argentina — 0.09%
WPE International Cooperatief UA,
10.375%, due 09/30/20[1]		$300,000	$246,000

Brazil — 1.68%
Banco do Brasil SA,
5.875%, due 01/26/22[2]		2,300,000	2,417,875
Centrais Eletricas Brasileiras SA,
5.750%, due 10/27/21[2]		500,000	558,125
Petrobras International Finance Co.,
5.375%, due 01/27/21		150,000	166,834
5.750%, due 01/20/20		1,450,000	1,635,875
Union National FIDC Trust 2006,
Series 2007-2, due 07/01/10[2,3,4,5]	BRL	1,832,665	107
Series 3, due 07/01/10[2,3,4,5]		2,075,000	122
Series 4, due 05/01/11[1,3,4,5]		3,560,082	208

			4,779,146

India — 0.26%
Bank of India,
6.250%, due 02/16/21[1]		$700,000	722,859

Indonesia — 0.75%
Majapahit Holding BV,
7.250%, due 06/28/17[2]		100,000	115,750
Pertamina Persero PT,
4.875%, due 05/03/22[1]		200,000	209,000
6.000%, due 05/03/42[2]		1,700,000	1,819,000

			2,143,750

Kazakhstan — 0.96%
Alliance Bank JSC,
10.500%, due 03/25/17[1]		350,000	297,500
Development Bank of Kazakhstan JSC,
5.500%, due 12/20/15[2]		850,000	896,750
Kazakhstan Temir Zholy Finance BV,
6.950%, due 07/10/42[2]		750,000	825,000
KazMunayGas National Co.,
7.000%, due 05/05/20[1]		600,000	708,000

			2,727,250

Mexico — 1.29%
Comision Federal de Electricidad,
5.750%, due 02/14/42[2]		500,000	567,500
Grupo Papelero Scribe SA,
8.875%, due 04/07/20[1]		550,000	429,000
Hipotecaria Su Casita SA,
7.500%, due 06/29/18[1,3]		498,200	39,856
Pemex Project Funding Master Trust,
6.625%, due 06/15/35		2,050,000	2,629,023

			3,665,379

Peru — 0.34%
Banco de Credito del Peru,
5.375%, due 09/16/20[1]		900,000	954,000

Philippines — 1.27%
National Power Corp.,
9.625%, due 05/15/28		2,360,000	3,610,800

Russia — 3.51%
RSHB Capital SA for OJSC Russian
Agricultural Bank,
7.125%, due 01/14/14[2]		$300,000	$318,000
7.500%, due 03/25/13	RUB	80,000,000	2,495,112
9.000%, due 06/11/14[2]		$550,000	610,500
VEB Finance Ltd.,
6.025%, due 07/05/22[2]		200,000	216,768
6.800%, due 11/22/25[1]		900,000	1,035,000
6.800%, due 11/22/25[2]		1,000,000	1,150,000
6.902%, due 07/09/20[2]		850,000	952,000
Vnesheconombank,
Series 6, 7.900%, due 10/13/20[6]	RUB	75,000,000	2,153,198
VTB Bank OJSC GDR,
6.551%, due 10/13/20[1]		$1,000,000	1,035,000

			9,965,578

South Africa — 0.79%
Edcon Pty Ltd.,
9.500%, due 03/01/18[1]		300,000	284,250
9.500%, due 03/01/18[2]		350,000	331,625
Transnet Ltd.,
Series 2, 10.000%, due 03/30/29	ZAR	12,000,000	1,636,088

			2,251,963

Sri Lanka — 0.25%
Bank of Ceylon,
6.875%, due 05/03/17[2]		$700,000	715,750

Turkey — 0.69%
Export Credit Bank of Turkey,
5.375%, due 11/04/16[2]		700,000	735,000
5.875%, due 04/24/19[2]		400,000	430,000
Turkiye Halk Bankasi AS,
4.875%, due 07/19/17[2]		800,000	800,800

			1,965,800

Ukraine — 0.91%
Biz Finance PLC,
11.000%, due 02/03/14	UAH	15,000,000	1,389,103
NAK Naftogaz Ukraine,
9.500%, due 09/30/14		$1,220,000	1,207,800

			2,596,903

United Arab Emirates — 1.16%
IPIC GMTN Ltd.,
5.500%, due 03/01/22[2]		500,000	557,500
6.875%, due 11/01/41[1]		550,000	717,750
6.875%, due 11/01/41[2]		1,550,000	2,022,750

			3,298,000

United Kingdom — 0.29%
Sinopec Group Overseas Development 2012 Ltd.,
4.875%, due 05/17/42[2]		700,000	812,140

Venezuela — 1.50%
Petroleos de Venezuela SA,
5.250%, due 04/12/17[1]		350,000	253,750
5.375%, due 04/12/27		1,150,000	667,000
8.500%, due 11/02/17[1]		1,380,000	1,159,200
8.500%, due 11/02/17[2]		2,500,000	2,100,000
9.000%, due 11/17/21[1]		120,000	90,000

			4,269,950

Total corporate bonds
(cost $46,624,228)			44,725,268

Non-US government obligations — 68.24%
Albania — 0.74%
Republic of Albania,
7.500%, due 11/04/15	EUR	1,800,000	$2,105,268

Argentina — 2.39%
Republic of Argentina,
4.191%, due 12/15/35[7]		2,200,000	254,447
4.383%, due 12/15/35[7]		$19,290,000	1,929,000
4.383%, due 12/15/35[7]		15,601,737	1,528,970
Series VII, 7.000%, due 09/12/13		1,175,000	1,162,075
Series X, 7.000%, due 04/17/17		650,000	487,500
7.820%, due 12/31/33[6]	EUR	358,647	232,775
8.280%, due 12/31/33		$1,030,787	662,280
Series NY, 8.280%, due 12/31/33		351,143	233,510
Series 1, 8.750%, due 06/02/17		322,897	290,607

			6,781,164

Belarus — 1.00%
Republic of Belarus,
8.750%, due 08/03/15[1]		2,750,000	2,688,125
8.950%, due 01/26/18[1]		150,000	142,875

			2,831,000

Brazil — 9.94%
Federal Republic of Brazil,
5.625%, due 01/07/41		1,570,000	2,056,700
6.000%, due 08/15/50[8]	BRL	1,340,000	1,824,178
7.125%, due 01/20/37		$330,000	508,200
Notas do Tesouro Nacional,
Series B,
6.000%, due 08/15/16[8]	BRL	4,100,000	4,847,505
6.000%, due 05/15/45[8]		9,250,000	12,314,981
Series F,
10.000%, due 01/01/13		5,625,000	2,794,252
10.000%, due 01/01/17		1,280,000	653,277
10.000%, due 01/01/21		6,428,000	3,263,460

			28,262,553

Chile — 1.80%
Bonos de la Tesoreria de la Republica,
3.000%, due 07/01/17[8]	CLP	1,286,888,430	2,731,924
Bonos de la Tesoreria de la Republica
en pesos,
6.000%, due 01/01/20		340,000,000	742,260
6.000%, due 01/01/22		540,000,000	1,190,293
Bonos del Banco Central de Chile en
Pesos,
6.000%, due 02/01/21		140,000,000	305,773
6.000%, due 03/01/22		70,000,000	157,342

			5,127,592

China — 0.18%
China Government Bond,
2.480%, due 12/01/20	CNY	3,500,000	522,797

Colombia — 2.60%
Republic of Colombia,
4.375%, due 07/12/21		$1,500,000	1,732,500
6.125%, due 01/18/41		150,000	207,375
7.375%, due 09/18/37		575,000	898,438
7.750%, due 04/14/21	COP	1,925,000,000	1,364,826

8.125%, due 05/21/24		$250,000	$374,375
9.850%, due 06/28/27	COP	3,200,000,000	2,819,539

			7,397,053

Croatia — 0.18%
Republic of Croatia,
6.250%, due 04/27/17[2]		$500,000	516,875

Dominican Republic — 0.21%
Republic of Dominica,
7.500%, due 05/06/21[2]		550,000	596,750

El Salvador — 0.38%
Republic of El Salvador,
7.750%, due 01/24/23[1]		320,000	361,600
8.250%, due 04/10/32[1]		615,000	707,250

			1,068,850

Hungary — 1.64%
Hungarian Development Bank,
5.875%, due 05/31/16	EUR	1,200,000	1,387,891
Hungary Government Bond,
6.000%, due 11/24/23	HUF	200,000,000	782,253
6.500%, due 06/24/19		90,000,000	374,858
6.750%, due 02/24/17		70,000,000	299,369
7.500%, due 11/12/20		380,000,000	1,667,978
7.625%, due 03/29/41		$150,000	157,500

			4,669,849

Indonesia — 6.51%
Indonesia Treasury Bond,
9.500%, due 07/15/23	IDR	29,400,000,000	3,968,146
11.750%, due 08/15/23		4,600,000,000	703,487
12.000%, due 09/15/26		12,215,000,000	1,974,532
Republic of Indonesia,
4.875%, due 05/05/21[1]		$1,500,000	1,698,750
4.875%, due 05/05/21[2]		2,480,000	2,808,600
5.875%, due 03/13/20[1]		740,000	880,600
6.625%, due 02/17/37[1]		920,000	1,212,100
7.750%, due 01/17/38[1]		2,935,000	4,329,125
7.750%, due 01/17/38[2]		200,000	295,000
8.500%, due 10/12/35[1]		400,000	622,000

			18,492,340

Lithuania — 0.41%
Republic of Lithuania,
6.125%, due 03/09/21[1]		450,000	512,438
6.125%, due 03/09/21[2]		250,000	284,687
6.625%, due 02/01/22[2]		300,000	354,567

			1,151,692

Malaysia — 2.21%
Malaysia Government Bond,
3.580%, due 09/28/18	MYR	2,600,000	842,892
4.160%, due 07/15/21		5,300,000	1,789,756
4.262%, due 09/15/16		5,100,000	1,701,439
4.392%, due 04/15/26		5,600,000	1,942,419

			6,276,506

Mexico — 4.90%
Mexican Bonos,
Series M,
6.500%, due 06/10/21	MXN	10,700,000	885,417
10.000%, due 11/20/36		2,000,000	218,582
Mexican Udibonos,
2.500%, due 12/10/20[8]		3,200,000	1,278,825
4.000%, due 06/13/19[8]		3,000,000	1,299,945
4.000%, due 11/15/40[8]		8,800,000	4,125,104

United Mexican States,
4.750%, due 03/08/44		$1,500,000	$1,740,000
6.050%, due 01/11/40		2,030,000	2,806,475
Series A,
6.750%, due 09/27/34		450,000	654,750
7.500%, due 04/08/33		600,000	930,000

			13,939,098

Mongolia — 0.51%
Development Bank of Mongolia LLC,
5.750%, due 03/21/17[1]		1,500,000	1,455,000

Montenegro — 0.65%
Republic of Montenegro,
7.875%, due 09/14/15	EUR	1,550,000	1,858,336

Nigeria — 0.10%
Republic of Nigeria,
16.392%, due 04/04/13[2,9]	NGN	51,000,000	288,575

Pakistan — 0.32%
Islamic Republic of Pakistan,
6.875%, due 06/01/17[1]		$450,000	357,750
7.875%, due 03/31/36[1]		830,000	535,350

			893,100

Peru — 3.10%
Peru Government Bond,
Series 7, 8.200%, due 08/12/26	PEN	1,442,000	721,235
Republic of Peru,
5.625%, due 11/18/50		$2,170,000	2,858,975
6.900%, due 08/12/37[1]	PEN	1,750,000	801,444
6.950%, due 08/12/31[2]		1,750,000	795,596
7.840%, due 08/12/20[1]		6,700,000	3,099,954
8.750%, due 11/21/33		$300,000	521,250

			8,798,454

Poland — 2.72%
Government of Poland,
5.000%, due 03/23/22		1,200,000	1,368,000
5.500%, due 10/25/19	PLN	6,000,000	1,894,278
5.750%, due 09/23/22		14,000,000	4,462,517

			7,724,795

Qatar — 0.57%
Qatar Government International Bond,
5.750%, due 01/20/42[1]		$350,000	449,750
5.750%, due 01/20/42[2]		900,000	1,156,500

			1,606,250

Romania — 0.48%
Romanian Government International
Bond,
6.750%, due 02/07/22[1]		100,000	105,750
6.750%, due 02/07/22[2]		1,200,000	1,269,000

			1,374,750

Russia — 4.94%
Russian Federation,
5.000%, due 04/29/20[1]		2,000,000	2,267,500
5.000%, due 04/29/20[2]		1,900,000	2,154,125
5.625%, due 04/04/42[1]		200,000	236,750
5.625%, due 04/04/42[2]		1,000,000	1,183,750
7.500%, due 03/31/30[1,10]		842,030	1,053,590
7.500%, due 03/31/30[2,10]		1,894,639	2,370,667
7.600%, due 04/14/21	RUB	155,000,000	4,778,962

			14,045,344

Serbia — 0.73%
Republic of Serbia,
6.750%, due 11/01/24[1,10]		$2,158,334	$2,061,209

South Africa — 4.81%
Republic of South Africa,
2.500%, due 01/31/17[8]	ZAR	10,701,032	1,404,813
2.750%, due 01/31/22[8]		14,459,558	1,938,829
4.665%, due 01/17/24		$1,810,000	2,029,463
5.500%, due 03/09/20		100,000	118,625
5.500%, due 12/07/23[8]	ZAR	5,488,186	934,700
6.250%, due 03/08/41		$350,000	473,375
6.750%, due 03/31/21	ZAR	18,000,000	2,188,829
6.875%, due 05/27/19		$500,000	635,000
8.000%, due 12/21/18	ZAR	30,000,000	3,958,344

			13,681,978

Sri Lanka — 1.75%
Republic of Sri Lanka,
6.250%, due 10/04/20[1]		$1,700,000	1,785,000
6.250%, due 10/04/20[2]		550,000	577,500
6.250%, due 07/27/21[1]		900,000	931,500
6.250%, due 07/27/21[2]		1,000,000	1,035,000
7.400%, due 01/22/15[1]		600,000	648,720

			4,977,720

Thailand — 2.09%
Thailand Government Bond,
1.200%, due 07/14/21[8]	THB	82,192,000	2,616,048
2.800%, due 10/10/17		74,900,000	2,336,404
3.650%, due 12/17/21		24,590,000	805,440
3.850%, due 12/12/25		5,860,000	194,315

			5,952,207

Turkey — 5.63%
Government of Turkey,
10.500%, due 01/15/20	TRY	12,100,000	7,690,041
Republic of Turkey,
5.125%, due 03/25/22		$1,450,000	1,587,750
5.625%, due 03/30/21		1,000,000	1,138,750
6.000%, due 01/14/41		1,450,000	1,676,563
6.250%, due 09/26/22		1,300,000	1,553,500
6.750%, due 05/30/40		750,000	951,562
6.875%, due 03/17/36		250,000	318,125
7.250%, due 03/05/38		250,000	334,688
7.500%, due 11/07/19		200,000	249,750
8.000%, due 02/14/34		350,000	497,437

			15,998,166

Ukraine — 0.54%
Financing of Infrastructural Projects
State Enterprise,
8.375%, due 11/03/17[2]		1,150,000	983,250
Government of Ukraine,
9.250%, due 07/24/17[2]		550,000	547,937

			1,531,187

Uruguay — 0.07%
Oriental Republic of Uruguay,
6.875%, due 09/28/25		150,000	205,500

Venezuela — 3.97%
Republic of Venezuela,
6.000%, due 12/09/20[1]		500,000	348,750
7.000%, due 03/31/38[1]		3,250,000	2,177,500
7.650%, due 04/21/25		2,850,000	2,040,600
7.750%, due 10/13/19[1]		1,950,000	1,550,250
8.250%, due 10/13/24[1]		3,400,000	2,541,500
9.250%, due 05/07/28[1]		280,000	219,100

9.375%, due 01/13/34		$3,050,000	$2,394,250

			11,271,950

Vietnam — 0.17%
Socialist Republic of Vietnam,
6.750%, due 01/29/20[1]		200,000	219,500
6.875%, due 01/15/16[1]		250,000	270,625

			490,125

Total Non-US government obligations
(cost $178,058,813)			193,954,033

Convertible bond — 1.22%
China — 1.22%
China Petroleum & Chemical Corp.,
5.716%, due 04/24/14[9]
(cost $3,264,360)	HKD	23,000,000	3,462,739

Structured notes — 6.03%
Ghana — 0.68%
Citigroup Funding Inc,
6.393%, due 03/14/13[1]
(linked to Ghana Government Bonds,
6.393%, due 03/14/13)		$900,000	595,800
6.427%, due 03/13/13[1]
(linked to Ghana Government Bonds,
6.427%, due 03/13/13)		900,000	599,400
7.148%, due 03/14/13[1]
(linked to Ghana Government Bonds,
7.148%, due 03/14/13)		1,100,000	734,360

			1,929,560

India — 3.50%
Standard Chartered Bank,
7.830%, due 04/13/18[2]
(linked to Indian Government Bonds,
7.830%, due 04/13/18)		2,496,960	2,451,765
8.130%, due 09/23/22[2]
(linked to Indian Government Bonds,
8.130%, due 09/23/22)		5,918,535	5,779,450
8.130%, due 09/23/22[2]
(linked to Indian Government Bonds,
8.130%, due 09/23/22)		1,792,460	1,742,988

			9,974,203

Nigeria — 0.93%
Credit Suisse International,
15.928%, due 02/21/13[2,9]
(linked to Nigeria Treasury Bill,
15.928%, due 02/21/13)	NGN	103,000,000	591,899
HSBC Bank PLC,
15.994%, due 03/30/13[2,9]
(linked to Nigeria Treasury Bill,
15.994%, due 03/30/13)		$1,898,735	1,711,235

Republic of Nigeria,
16.588%, due 03/07/13[2,9]
(linked to Nigeria Treasury Bill,
16.588%, due 03/07/13)	NGN	58,000,000	$329,952

			2,633,086

Serbia — 0.92%
Citigroup Funding Inc,
13.000%, due 02/25/13[2,9]
(linked to Serbian Treasury Bill,
13.000%, due 02/25/13)		$2,850,000	2,627,130

Total structured notes (cost $18,608,276)			17,163,979

Total bonds (cost $246,555,677)			259,306,019

	Shares

Common stock — 0.00%
Mexico — 0.00%
Hipotecaria Su Casita SA ADR*2,3,11
(cost $0)		60,217	0

Short-term investment — 6.01%
Investment company — 6.01%
UBS Cash Management Prime
Relationship Fund[12]
(cost $17,094,776)		17,094,776	17,094,776

	Face amount
	covered by
	contracts

Options Purchased* — 0.25%
Call Options — 0.13%
Foreign Exchange Option, Buy
EUR/MXN,
strike @ MXN 16.60,
expires August 2012	EUR	1,940,000	7,559
Foreign Exchange Option, Buy
USD/CZK,
strike @ CZK 20.80,
expires September 2012		$1,920,000	28,279
Foreign Exchange Option, Buy
USD/CZK,
strike @ CZK 20.40,
expires December 2012		3,380,000	140,635
Foreign Exchange Option, Buy
USD/HUF,
strike @ HUF 235.00,
expires August 2012		3,000,000	24,196
Foreign Exchange Option, Buy
USD/HUF,
strike @ HUF 240.00,
expires August 2012		2,060,000	9,069
Foreign Exchange Option, Buy
USD/HUF,
strike @ HUF 240.00,
expires October 2012		2,010,000	34,035
Foreign Exchange Option, Buy
USD/MXN,
strike @ MXN 14.20,
expires September 2012		1,150,000	5,203

Foreign Exchange Option, Buy
USD/MXN,
strike @ MXN 13.87,
expires September 2012		$1,150,000	$10,368
Foreign Exchange Option, Buy
USD/RUB,
strike @ RUB 33.30,
expires August 2012		2,130,000	10,755
Foreign Exchange Option, Buy
USD/RUB,
strike @ RUB 33.60,
expires August 2012		1,870,000	6,983
Foreign Exchange Option, Buy
USD/SAR,
strike @ SAR 3.75,
expires July 2013		10,587,500	20,123
Foreign Exchange Option, Buy
USD/TRY,
strike @ TRY 1.87,
expires February 2013		2,310,000	65,880

			363,085

Put Options — 0.12%
Foreign Exchange Option, Buy
EUR/CLP,
strike @ CLP 590.00,
expires October 2012	EUR	780,000	13,685
Foreign Exchange Option, Buy
EUR/ILS,
strike @ ILS 4.82,
expires August 2012		3,730,000	348
Foreign Exchange Option, Buy
EUR/ILS,
strike @ ILS 4.80,
expires August 2012		3,730,000	418
Foreign Exchange Option, Buy
EUR/ILS,
strike @ ILS 4.84,
expires August 2012		3,890,000	15,603
Foreign Exchange Option, Buy
EUR/ILS,
strike @ ILS 4.87,
expires August 2012		4,480,000	29,396
Foreign Exchange Option, Buy
EUR/ILS,
strike @ ILS 4.87,
expires August 2012		3,290,000	22,155
Foreign Exchange Option, Buy
EUR/MXN,
strike @ MXN 17.10,
expires August 2012		1,650,000	92,628
Foreign Exchange Option, Buy
EUR/TRY,
strike @ TRY 2.22,
expires August 2012		3,200,000	39,812
Foreign Exchange Option, Buy
USD/CNY,
strike @ CNY 6.22,
expires January 2013		$10,180,000	1,548

Foreign Exchange Option, Buy
USD/CNY,
strike @ CNY 6.29,
expires January 2013	$10,180,000	$9,171
Foreign Exchange Option, Buy
USD/RUB,
strike @ RUB 31.70,
expires August 2012	2,130,000	11,808
Foreign Exchange Option, Buy
USD/RUB,
strike @ RUB 32.00,
expires August 2012	1,870,000	16,388
Foreign Exchange Option, Buy
USD/SAR,
strike @ SAR 3.75,
expires July 2013	10,587,500	12,607
Foreign Exchange Option, Buy
USD/TRY,
strike @ TRY 1.87,
expires February 2013	2,310,000	92,904

		358,471

Total options purchased
(cost $1,251,532)		721,556

Total investments[13]— 97.49%
(cost $264,901,985)		277,122,351
Cash and other assets, less liabilities — 2.51%		7,122,202

Net assets — 100.00%		$284,244,553

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$24,416,834
Gross unrealized depreciation	(12,196,468)

Net unrealized appreciation of investments	$12,220,366

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

						Unrealized
					Maturity	appreciation/
Counterparty	Contracts to deliver		In exchange for		date	(depreciation)

BB	EUR	6,905,000	USD	8,435,286	10/22/12	$(69,506)
BB	PLN	4,293,000	USD	1,232,169	08/17/12	(50,356)
BB	RUB	14,524,000	USD	448,805	08/30/12	456
BB	USD	7,282,958	CNY	45,770,000	01/25/13	(158,067)
BB	USD	4,790,910	HUF	1,147,087,499	09/19/12	183,216
BB	USD	6,708,839	IDR	64,572,576,958	09/19/12	68,247
BB	USD	2,061,576	INR	117,180,000	09/20/12	23,950
BB	USD	607,205	PLN	2,107,000	08/17/12	22,257
BB	USD	279,475	RUB	9,150,000	08/30/12	2,981
BB	USD	2,347,595	RUB	77,857,999	09/19/12	48,436
BB	ZAR	18,760,000	USD	2,205,684	09/19/12	(45,887)
CITI	USD	443,866	ARS	2,218,000	10/05/12	9,179
CSI	BRL	16,458,994	USD	7,978,958	09/19/12	18,969
CSI	CLP	2,162,920,000	USD	4,257,298	09/20/12	(189,476)
CSI	CNY	12,852,000	USD	2,036,041	01/10/13	34,247
CSI	CNY	15,750,000	USD	2,511,161	01/25/13	59,401
CSI	COP	3,120,949,000	USD	1,720,716	09/19/12	(6,245)
CSI	KRW	3,167,040,000	USD	2,751,412	09/19/12	(40,495)
CSI	TWD	699,128	USD	23,433	09/19/12	117
CSI	USD	99,800	ARS	499,000	10/05/12	2,125
CSI	USD	249,799	ARS	1,244,000	10/11/12	2,381
CSI	USD	2,051,233	CNY	12,852,000	01/10/13	(49,439)
CSI	USD	3,243,081	COP	5,831,060,000	09/19/12	(16,493)
CSI	USD	2,687,348	KRW	3,167,040,000	09/19/12	104,559
CSI	USD	1,400,591	MXN	18,950,000	09/19/12	17,644
CSI	USD	7,174,371	MYR	22,790,687	09/19/12	82,637
CSI	USD	590,229	PHP	25,250,000	09/19/12	13,975
CSI	USD	7,673,885	PLN	26,755,000	09/19/12	287,388
CSI	USD	6,270,105	TRY	11,679,324	09/19/12	185,662
CSI	USD	1,720,654	ZAR	14,100,000	09/19/12	(28,375)
CSI	USD	2,440,815	ZAR	20,950,000	09/19/12	73,599
DB	CNY	4,886,000	USD	766,732	09/26/12	2,139
DB	PEN	5,150,000	USD	1,930,647	09/19/12	(22,287)
DB	USD	99,800	ARS	499,000	10/05/12	2,125
DB	USD	409,402	CNY	2,630,000	09/26/12	2,157
DB	USD	4,452,928	THB	141,558,590	09/19/12	29,317
DB	USD	2,761,985	TWD	82,100,000	09/19/12	(23,867)
GSI	BRL	5,640,000	USD	2,737,067	09/19/12	9,419
GSI	CNY	8,295,000	USD	1,302,198	09/26/12	4,142
GSI	CNY	13,662,000	USD	2,156,590	01/10/13	28,633
GSI	RUB	9,150,000	USD	283,985	08/30/12	1,529
GSI	USD	815,765	CNY	5,247,000	09/26/12	5,320
GSI	USD	5,419,231	MXN	76,478,900	09/19/12	304,520
JPMCB	USD	8,781	CNY	56,000	09/26/12	(18)
JPMCB	USD	815,857	CNY	5,248,000	09/26/12	5,385
JPMCB	USD	5,089,943	CNY	31,889,000	01/25/13	(125,869)
JPMCB	USD	627,836	PLN	2,186,000	08/17/12	25,227
MLI	USD	443,800	ARS	2,219,000	10/05/12	9,450

Net unrealized appreciation on forward foreign currency contracts						$844,409

Futures contracts

				Unrealized
	Expiration	Cost/		appreciation/
	date	(proceeds)	Value	(depreciation)

US Treasury futures buy contracts:
5 Year US Treasury Notes, 80 contracts (USD)	September 2012	$9,911,856	$9,982,500	$70,644
10 Year US Treasury Notes, 65 contracts (USD)	September 2012	8,685,119	8,752,657	67,538
US Treasury futures sell contracts:
US Long Bond, 95 contracts (USD)	September 2012	(14,065,298)	(14,347,969)	(282,671)

Net unrealized depreciation on futures contracts				$(144,489)

Options written

	Expiration	Premiums
	date	received	Value

Call options
Foreign Exchange Option, Sell USD/CZK, USD 1,920,000 face amount
covered by contracts, strike @ CZK 21.70	September 2012	$19,603	$(9,893)
Foreign Exchange Option, Sell USD/CZK, USD 3,380,000 face amount
covered by contracts, strike @ CZK 23.30	December 2012	40,999	(33,226)
Foreign Exchange Option, Sell USD/HUF, USD 2,010,000 face amount
covered by contracts, strike @ HUF 255.00	October 2012	34,206	(14,840)
Foreign Exchange Option, Sell USD/MXN, USD 1,150,000 face amount
covered by contracts, strike @ MXN 14.65	September 2012	16,388	(3,343)
Put options
Foreign Exchange Option, Sell EUR/CLP, EUR 780,000 face amount
covered by contracts, strike @ CLP 560.00	October 2012	2,687	(2,697)
Foreign Exchange Option, Sell EUR/MXN, EUR 1,650,000 face amount
covered by contracts, strike @ MXN 17.75	August 2012	46,126	(173,016)
Foreign Exchange Option, Sell EUR/TRY, EUR 3,200,000 face amount
covered by contracts, strike @ TRY 2.19	August 2012	7,763	(17,276)

Total options written		$167,772	$(254,291)

Foreign exchange written option activity for the period ended July 31, 2012 was as follows:

Premiums received

Foreign exchange options outstanding at October 31, 2011	$438,879
Foreign exchange options written	2,314,879
Foreign exchange options terminated in closing purchase transactions	(2,585,986)
Foreign exchange options expired prior to exercise	–

Foreign exchange options outstanding at July 31, 2012	$167,772

Currency swap agreements3

	Pay		Receive					Upfront
	contracts		contracts		Termination	Pay	Receive	payments		Unrealized
Counterparty	(000s)		(000s)		date	rate[14]	rate[14]	made	Value	appreciation

BB	INR	308,000	USD	5,967	12/05/16	4.500%	6 month USD LIBOR	$ —	$621,577	$621,577
CITI	USD	3,206	COP	6,300,000	06/11/13	5.250%	6 month USD LIBOR	$ —	$325,866	$325,866
DB	INR	57,477	USD	1,091	05/02/15	5.750%	6 month USD LIBOR	$ —	$40,183	$40,183
MLI	INR	160,650	USD	2,992	05/08/15	5.567%	6 month USD LIBOR	$ —	$74,081	$74,081

Interest rate swap agreements

					Payments	Upfront		Unrealized
	Notional amount		Termination	Payments made	received by the	payments		appreciation/
Counterparty	(000s)		date	by the Fund[14]	Fund[14]	made	Value	(depreciation)

BB	KRW	3,250,000	08/19/16	3.530%	3 month CD KSDA	$—	$(61,023)	$(61,023)
CITI	KRW	2,900,000	08/26/16	3.410	3 month CD KSDA	—	(45,769)	(45,769)
CITI	MYR	1,950	08/24/15	3 month KLIBOR	3.505%	—	8,546	8,546
DB	MYR	7,650	08/24/15	3 month KLIBOR	3.500	—	33,141	33,141
DB	TWD	85,000	08/22/16	1.325	3 month TWCPBA	—	(35,281)	(35,281)
GSI	TWD	85,500	08/26/16	1.280	3 month TWCPBA	—	(31,534)	(31,534)
MLI	MXN	7,200	11/16/28	28 day MXIBTIIE	8.830	—	144,508	144,508
MLI	MXN	7,000	11/21/28	28 day MXIBTIIE	8.610	—	127,951	127,951
MLI	MYR	8,720	01/18/13	3 month KLIBOR	3.470	—	3,374	3,374

						$—	$143,913	$143,913

Credit default swaps on sovereign issues — buy protection15

					Payments	Upfront
		Notional amount		Termination	made by the	payments		Unrealized
Counterparty	Referenced Obligation[16]	(000s)		date	Fund[14]	made	Value	appreciation

CITI	Republic of Venezuela
	bond, 9.500%, due
	09/15/27	USD	510	06/20/17	5.000%	$(63,321)	$77,315	$13,994
CSI	Republic of Venezuela
	bond, 9.500%, due
	09/15/27	USD	510	06/20/17	5.000	(63,091)	77,315	14,224
DB	Republic of Venezuela
	bond, 9.500%, due
	09/15/27	USD	650	06/20/17	5.000	(77,655)	98,540	20,885

						$(204,067)	$253,170	$49,103

Credit default swaps on sovereign issues — sell protection17

					Payments	Upfront		Unrealized
		Notional amount		Termination	received by	payments		appreciation/	Credit
Counterparty	Referenced Obligation[16]	(000s)		date	the Fund[14]	received	Value	(depreciation)	spread[18]

BB	Republic of Argentina
	bond, 8.280%, due
	12/31/33	USD	2,900	09/20/15	5.000%	$360,003	$(394,196)	$(34,193)	10.382%
BB	Federal Republic of Brazil
	bond, 12.250%, due
	03/06/30	USD	180	06/20/22	1.000	14,775	(11,378)	3,397	1.745
CSI	United Mexican States
	bond, 7.500%, due
	04/08/33	USD	1,000	02/20/14	4.170	—	77,666	77,666	0.417
DB	Republic of Argentina
	bond, 8.280%, due
	12/31/33	USD	1,200	09/20/15	5.000	128,500	(163,116)	(34,616)	10.382
DB	Federal Republic of Brazil
	bond, 12.250%, due
	03/06/30	USD	800	06/20/22	1.000	64,908	(50,568)	14,340	1.745

						$568,186	$(541,592)	$26,594

The Board has delegated to the UBS Global Asset Management Global Valuation Committee (“GVC”) the responsibility for making fair value determinations with respect to the Fund’s portfolio holdings. The GVC is comprised of representatives of management, including members of the investment team.

The GVC provides reports to the Board at each quarterly meeting regarding any securities or instruments that have been fair valued, valued pursuant to standing instructions approved by the GVC, or where non vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the GVC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews, periodic internal audit reviews and annual review of securities valuations by the Fund’s independent auditors.

The types of securities or instruments for which such fair value pricing may be necessary include, but are not limited to: foreign securities and instruments under some circumstances, as discussed below, securities of an issuer that has entered into a restructuring; securities or instruments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and securities or instruments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio securities and other instruments may also result from low trading volume in foreign markets or thinly traded domestic securities or instruments, and when a security is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of a security’s or instrument’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold. Valuing securities and other instruments at fair value involves greater reliance on judgment than valuing securities and other instruments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US generally accepted accounting principles (“US GAAP”) requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical investments.

Level 2 – Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3 – Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In May 2011, FASB issued Accounting Standards Update No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in US GAAP and International Financial Reporting Standards” (“IFRS”) (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between US GAAP and IFRS. ASU 2011-04 requires reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new disclosures have been implemented for interim and annual reporting periods beginning after December 15, 2011.

In December 2011, FASB issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of US GAAP and those entities that prepare their financial statements on the basis of IFRS. ASU 2011-11 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial statements; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the Funds’ financial statement disclosures.

Fair valuation summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2012 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate bonds	$—	$44,724,831	$437	$44,725,268
Non-US government obligations	—	193,954,033	—	193,954,033
Convertible bond	—	3,462,739	—	3,462,739
Structured notes	—	17,163,979	—	17,163,979
Common stock	—	—	0	0
Short-term investment	—	17,094,776	—	17,094,776
Options purchased	—	721,556	—	721,556
Forward foreign currency contracts, net	—	844,409	—	844,409
Futures contracts, net	(144,489)	—	—	(144,489)
Options written	—	(254,291)	—	(254,291)
Swap agreements, net	—	917,198	—	917,198

Total	$(144,489)	$278,629,230	$437	$278,485,178

At July 31, 2012, there were no transfers between Level 1 and Level 2.

Level 3 rollforward disclosure
 The following is a rollforward of the Fund's investments that were valued using unobservable inputs for the period:

	Corporate		Structured
	bonds	Common stock	notes	Total

Beginning balance	$8,037,895	$0	$1,460,445	$9,498,340
Purchases	—	—	—	—
Issuances	—	—	—	—
Sales	(8,702,353)	—	(1,172,862)	(9,875,215)
Settlements	—	—	—	—
Accrued discounts (premiums)	—	—	—	—
Total realized gain (loss)	2,858,810	—	(334,638)	2,524,172
Change in net unrealized appreciation/depreciation	(2,193,915)	—	47,055	(2,146,860)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3[1]	—	—	—	—

Ending balance	$437	$0	$—	$437

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at July 31, 2012 was $(952).

Portfolio footnotes
*	Non-income producing security.
[1]	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At July 31, 2012, the value of these securities amounted to $46,382,288 or 16.32% of net assets.
[2]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2012, the value of these securities amounted to $51,405,860 or 18.09% of net assets.
[3]	Security is illiquid. At July 31, 2012, the value of these securities and other derivative instruments amounted to $1,102,000 or 0.39% of net assets.
[4]	Security linked to closed-end fund or structured investment vehicle.
[5]	Security held past stated maturity date due to defaulted status. Bond is being traded based on potential future claim.
[6]	Variable or floating rate security — The interest rate shown is the current rate as of July 31, 2012 and changes periodically.
[7]	Security pays, when required, a floating rate that is determined annually based on the Argentina GDP.
[8]	Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities’ principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuers’ country. Only if inflation occurs will securities offer a higher real yield than a conventional security of the same maturity.
[9]	Rate shown reflects annualized yield at July 31, 2012 on zero coupon bond.
[10]	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of July 31, 2012. Maturity date disclosed is the ultimate maturity date.
[11]	Security is being fair valued by a valuation committee under the direction of the Board of Directors. At July 31, 2012, the value of this security amounted to $0 or 0.00% of net assets.
[12]	The table below details the Fund’s investment in a fund that is advised by the same advisor as the Fund. The advisor does not earn a management fee from UBS Relationship Fund.

Income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value	nine months ended	nine months ended	Value	nine months ended
Security description	10/31/11	07/31/12	07/31/12	07/31/12	07/31/12

UBS Cash Management Prime Relationship Fund	$16,615,794	$84,784,304	$84,305,322	$17,094,776	$11,340

[13]	The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities and other instruments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities or instruments. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. Securities traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment advisor of the Fund. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Foreign currency exchange rates are generally determined as of the close of the New York Stock Exchange (”NYSE”). Occasionally, events affecting the value of foreign investments occur between the time at which they are determined and the close of the NYSE, which will not be reflected in the computation of the Fund’s net asset value. If events materially affecting the value of such securities occur during such time periods, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company as provided by such other entity. Pursuant to the Fund’s adoption of use of the practical expedient within ASC Topic 820 that is effective for interim periods ending after December 15, 2009, investments in non-registered investment companies are also valued at the daily net asset value. All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund’s custodian.
[14]	Payments made or received are based on the notional amount.
[15]	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
[16]	Payments from/to the counterparty will be received/made upon the occurrence of bankruptcy and/or restructuring event with respect to the referenced index/obligation.
[17]	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
[18]	Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

Portfolio acronyms
ADR	American depositary receipt
CD KSDA	Korean Securities Dealer Association 91-day Certificate of Deposit Rate
GDP	Gross domestic product
GDR	Global depositary receipt
JSC	Joint stock company
KLIBOR	Korea Interbank Offered Rate
LIBOR	London Interbank Offered Rate
MXIBTIIE	Mexico Interbank TIIE 28 Day Rate
OJSC	Open joint stock company
TWCPBA	Taiwan Secondary Markets Bills Rate

Counterparty abbreviations
BB	Barclays Bank PLC
CITI	Citibank NA
CSI	Credit Suisse International
DB	Deutsche Bank AG
GSI	Goldman Sachs International
JPMCB	JP Morgan Chase Bank
MLI	Merrill Lynch International

Currency abbreviations
ARS	Argentine Peso
BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israel New Shekel
INR	Indian Rupee
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Arabian Riyal
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UAH	Ukrainian Hryvnia
USD	United States Dollar
ZAR	South African Rand

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated April 30, 2012.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global High Income Fund Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	September 28, 2012

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	September 28, 2012